Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2021
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 583,480,000	$ 397,416,000		$ 255,300,000
Net operating losses, Section 382 limited and available ratably				46,800,000
Net operating losses limited indefinitely				$ 1,500,000
Valuation allowance increase	22,100,000
GILTI tax	400,000
Income taxes paid	52,000	162,000	$ 653,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	310,429,000	226,749,000
Net operating losses not subject to expiration	112,300,000
Income taxes paid	0	$ 0	$ 0
Domestic and State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	580,000,000.0
Domestic and State and Local Jurisdiction [Member] | Care Linx [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 56,200,000